Shareholder Report Holdings in Thousands	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Hilton BDC Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Hilton BDC Corporate Bond ETF
Class Name	Hilton BDC Corporate Bond ETF
Trading Symbol	HBDC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hilton BDC Corporate Bond ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hiltonetfs.com. You can also request this information by contacting us at (833) 594-4586 or by writing to the Hilton BDC Corporate Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 594-4586
Additional Information Website	www.hiltonetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton BDC Corporate Bond ETF	$20	0.39%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 85,714,000
Holdings Count | Holdings	141
Advisory Fees Paid, Amount	$ 176,278
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$ 85,714
Number of Holdings	141
Total Advisory Fee Paid	$176,278
Portfolio Turnover Rate	25%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Total Net Assets)
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	1.4
Apollo Debt Solutions BDC, 6.70%, 07/29/2031	1.4
Blackstone Private Credit Fund, 2.63%, 12/15/2026	1.3
Ares Strategic Income Fund, 5.70%, 03/15/2028	1.3
Blue Owl Credit Income Corp., 5.80%, 03/15/2030	1.3
Ares Capital Corp., 2.88%, 06/15/2028	1.3
Blue Owl Credit Income Corp., 6.60%, 09/15/2029	1.2
Blue Owl Capital Corp., 5.95%, 03/15/2029	1.2
Blue Owl Capital Corp., 3.40%, 07/15/2026	1.2
Ares Capital Corp., 5.88%, 03/01/2029	1.1

Hilton Small-MidCap Opportunity ETF
Shareholder Report [Line Items]
Fund Name	Hilton Small-MidCap Opportunity ETF
Class Name	Hilton Small-MidCap Opportunity ETF
Trading Symbol	SMCO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hilton Small-MidCap Opportunity ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hiltonetfs.com. You can also request this information by contacting us at (833) 594-4586 or by writing to the Hilton Small-MidCap Opportunity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 594-4586
Additional Information Website	www.hiltonetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hilton Small-MidCap Opportunity ETF	$29	0.55%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 130,408,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 380,712
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$130,408.00
Number of Holdings	63
Total Advisory Fee Paid	$380,712
Portfolio Turnover Rate	16%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Total Net Assets)
Clean Harbors, Inc.	2.7
Dycom Industries, Inc.	2.5
MKS, Inc.	2.5
Primoris Services Corp.	2.5
Teledyne Technologies, Inc.	2.4
Ciena Corp.	2.4
nVent Electric PLC	2.4
EQT Corp.	2.3
IDACORP, Inc.	2.3
MACOM Technology Solutions Holdings, Inc.	2.2